Related Party Transactions - Compensation of key management personnel (Details) - Key management personnel - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short-term employee benefits(1)	$ 17	$ 16
Stock-based compensation(2)	33	31
Key management personnel compensation	$ 50	$ 47